T. ROWE PRICE Communications & Technology Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.6%
CONSUMER/RETAIL  0.8%
Consumer Services  0.8%
Duolingo (1)(2) 269,900 76,117
Total Consumer/Retail 76,117
FINANCIAL SERVICES  3.9%
Other Financial Services  0.8%
NU Holdings, Class A (2) 5,326,100 72,701
72,701
Payments  3.1%
Mastercard, Class A  136,400 67,354
Stripe, Class B, Acquisition Date: 5/18/21, Cost $7,901 (2)(3)(4) 196,898 5,119
Visa, Class A  752,800 206,983
279,456
Total Financial Services 352,157
HARDWARE  6.4%
Consumer Electronics  6.4%
Apple  2,511,600 585,203
Total Hardware 585,203
INDUSTRIALS  3.8%
Other Industrials  1.7%
Roper Technologies  284,600 158,363
158,363
Transportation Technology Services  2.1%
Uber Technologies (1)(2) 2,497,200 187,689
187,689
Total Industrials 346,052
INTERNET  29.9%
Rest of World Internet Retail  3.3%
Coupang (1)(2) 1,936,900 47,551
MercadoLibre (2) 124,200 254,853
302,404
U.S. Internet Media/Advertising  17.6%
Alphabet, Class C  3,493,760 584,122
AppLovin, Class A (2) 621,300 81,111
Meta Platforms, Class A  1,309,602 749,669
Pinterest, Class A (2) 404,179 13,083

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Trade Desk, Class A (2) 1,601,300 175,582
1,603,567
U.S. Internet Retail  5.2%
Amazon.com (2) 2,557,300 476,502
476,502
U.S. Internet Services  3.8%
Airbnb, Class A (2) 53,992 6,847
Booking Holdings (1) 47,472 199,958
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $39,325 (2)
(3)(4) 23,072 25,631
DoorDash, Class A (1)(2) 789,223 112,646
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (2)(3)(4) 186,860 5
345,087
Total Internet 2,727,560
IT SERVICES  1.4%
Data Centers  1.4%
Equinix, REIT  140,756 124,939
Total IT Services 124,939
MEDIA & ENTERTAINMENT  13.5%
Casinos & Lodging & Leisure  0.7%
Hilton Worldwide Holdings  264,400 60,944
60,944
Direct-to-Consumer Subscription Services  9.3%
Netflix (2) 922,580 654,358
Spotify Technology (2) 523,700 192,999
847,357
Diversified Media  1.0%
Walt Disney (1) 947,510 91,141
91,141
Live Entertainment  1.4%
Liberty Media Corp-Liberty Formula One, Class C (2) 1,121,800 86,861
Live Nation Entertainment (1)(2) 333,107 36,472
123,333
Outdoor Advertising  0.3%
Lamar Advertising, Class A, REIT  212,500 28,390
28,390
Publishing  0.5%
News, Class A (1) 1,609,500 42,861
42,861

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Video Gaming  0.3%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $25,082 (2)(3)(4) 35,499 22,617
22,617
Total Media & Entertainment 1,216,643
SEMICONDUCTORS  10.2%
Digital Systems  4.9%
NVIDIA  3,697,000 448,964
448,964
Foundry  1.2%
Taiwan Semiconductor Manufacturing, ADR  643,800 111,809
111,809
Processors  3.6%
Advanced Micro Devices (2) 607,900 99,744
Broadcom  602,700 103,966
Marvell Technology  548,300 39,544
QUALCOMM (1) 505,200 85,909
329,163
Semiconductor Capital Equipment  0.5%
ASML Holding  57,100 47,579
47,579
Total Semiconductors 937,515
SOFTWARE  14.0%
Back-Office Applications Software  0.9%
Intuit  39,800 24,716
Samsara, Class A (2) 1,283,400 61,757
86,473
Collaboration and Productivity Software  2.3%
Atlassian, Class A (1)(2) 248,599 39,480
ServiceNow (2) 186,492 166,797
206,277
Front-Office Applications Software  0.6%
Salesforce  215,500 58,984
58,984
Industry-Specific Software  4.4%
Constellation Software (CAD)  46,816 152,309
Constellation Software, Warrants, 3/31/40 (CAD) (3) 50,816 —
Descartes Systems Group (1)(2) 404,500 41,647
Shopify, Class A (2) 1,805,470 144,690

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Tyler Technologies (2) 111,001 64,794
403,440
Infrastructure and Developer Tool Software  5.8%
Microsoft  1,224,400 526,859
526,859
Security Software  0.0%
Socure, Acquisition Date: 12/22/21, Cost $2,073 (2)(3)(4) 129,020 537
537
Total Software 1,282,570
TELECOM SERVICES  14.0%
Towers  1.7%
American Tower, REIT  674,800 156,931
156,931
U.S. Cable/Satellite  1.4%
Comcast, Class A (1) 3,038,228 126,907
126,907
U.S. Wireless  10.9%
AT&T (1) 13,630,600 299,873
T-Mobile U.S.  2,545,519 525,294
Verizon Communications (1) 3,827,172 171,878
997,045
Total Telecom Services 1,280,883
Total Miscellaneous Common Stocks  0.7%  (5) 66,279
Total Common Stocks (Cost $4,123,993) 8,995,918
CONVERTIBLE PREFERRED STOCKS  1.4%
INDUSTRIALS  0.1%
Transportation Technology Services  0.1%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $10,915 (2)
(3)(4) 127,117 10,195
Total Industrials 10,195
INTERNET  0.8%
China Internet Media/Advertising  0.7%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $11,186 (2)
(3)(4) 226,945 62,287
62,287

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Internet Services  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,560 (2)(3)(4) 1,502 1,669
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $368 (2)(3)(4) 216 240
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $39 (2)(3)(4) 23 25
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4 (2)(3)(4) 2 2
Flexe, Series C, Acquisition Date: 11/18/20, Cost $7,501 (2)(3)
(4) 616,504 3,921
Flexe, Series D, Acquisition Date: 4/7/22, Cost $2,818 (2)(3)(4) 138,152 879
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (2)(3)(4) 560,560 90
6,826
Total Internet 69,113
SOFTWARE  0.5%
Collaboration and Productivity Software  0.1%
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $30,420 (2)(3)(4) 162,425 7,806
7,806
Front-Office Applications Software  0.1%
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $5,712 (2)(3)(4) 906,055 5,155
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $727 (2)(3)(4) 82,725 471
Seismic Software, Series G, Acquisition Date: 8/9/21,
Cost $880 (2)(3)(4) 61,023 347
5,973
Infrastructure and Developer Tool Software  0.3%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $5,349 (2)
(3)(4) 90,486 7,906
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $16,290 (2)(3)(4) 221,679 19,368
Databricks, Series I, Acquisition Date: 9/14/23, Cost $3,418 (2)
(3)(4) 46,502 4,063
31,337
Security Software  0.0%
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,520 (2)
(3)(4) 156,804 652
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,068 (2)
(3)(4) 128,696 535
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (2)(3)(4) 2,328 10

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,793 (2)
(3)(4) 298,293 1,241
2,438
Total Software 47,554
Total Convertible Preferred Stocks (Cost $111,805) 126,862
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Treasury Reserve Fund, 4.94% (6)(7) 13,312,653 13,313
Total Short-Term Investments (Cost $13,313) 13,313
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.97% (6)(7) 19,142,403 19,142
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 19,142
Total Securities Lending Collateral (Cost $19,142) 19,142
Total Investments in Securities  100.3%
(Cost $4,268,253) $ 9,155,235
Other Assets Less Liabilities (0.3)% (27,252)
Net Assets 100.0% $ 9,127,983
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2024.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $180,771 and represents 2.0% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Communications & Technology Fund

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(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Communications & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.94% — — 343
Totals $ —# $ — $ 343+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 14,659  ¤  ¤ $ 19,142
T. Rowe Price Treasury
Reserve Fund, 4.94% 674  ¤  ¤ 13,313
Total $ 32,455^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $343 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $32,455.

T. ROWE PRICE Communications & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Communications & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Communications & Technology Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Communications & Technology Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Communications & Technology Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2024, totaled $19,527,000 for the period ended September 30, 2024.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,789,700 $ 152,309 $ 53,909 $ 8,995,918
Convertible Preferred Stocks — — 126,862 126,862
Short-Term Investments 13,313 — — 13,313
Securities Lending Collateral 19,142 — — 19,142
Total $ 8,822,155 $ 152,309 $ 180,771 $ 9,155,235
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Sales
Ending
Balance
9/30/24
Investment in Securities
Common Stocks $ 70,384 $ 7,878 $ (24,353) $ 53,909
Convertible Preferred Stocks 114,707 12,155 — 126,862
Total $ 185,091 $ 20,033 $ (24,353) $ 180,771

T. ROWE PRICE Communications & Technology Fund

which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F121-054Q3 09/24